December 17, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III (File Nos. 333-192858 and 811-22920)

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a preliminary copy of the shareholder letter, notice, proxy statement and proxy card for the Special Meeting of Shareholders (the “Special Meeting”) of the Chiron Capital Allocation Fund and Chiron SMid Opportunities Fund (each, a “Fund” and together the “Funds”), each a series of the Trust, scheduled to be held on Thursday, February 27, 2020.

The Special Meeting is being called for the purpose of approving a new investment advisory agreement between the Trust, on behalf of the Funds, and Chiron Investment Management, LLC (“Chiron”), in connection with a transaction that may be deemed to result in a change of control of Chiron under the 1940 Act.

Please contact the undersigned at 215.963.5862 with your questions or comments.

Very truly yours,

/s/David W. Freese

David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001